Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Nonvested Restricted Shares
No
non-vested
shares existed as of December 31, 2019 and 2020. A summary of the status of the
Company’s non-vested restricted
shares as of December 31, 2021, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2021	—	—
Granted	343,744	2.99

Non-vested, December 31, 2021	343,744	2.99

Summary of the Company's non-vested stock option activity
The Company had no stock option activity during the years ended December 31, 2019 and 2020. A summary of the Company’s non-vested
stock option activity and related information for the year ended December 31, 2021, is as follows:

	December 31, 2021
	Option shares #	Weighted-Average Exercise Price $
Outstanding – beginning of year	—	—
Granted	250,000	2.99
Exercised	—	—
Outstanding – end of year	250,000	2.99

Exercisable – end of year	—